Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(2)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 2(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7) (in millions)	Company-Selected Measure: Revenue (in millions)
							Total Stockholder Return(5)	Peer Group Total Stockholder Return(6)
(a)	(b1)	(c1)	(b2)	(c2)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$17,279,634	$17,971,992	N/A	N/A	$7,433,349	$8,056,184	$195	$278	$154.632	$1,430.530
2023	$14,563,163	$13,144,670	N/A	N/A	$5,281,405	$413,716	$177	$191	$107.959	$1,158.530
2022	$20,970,696	$16,561,640	$11,063,656	$12,634,504	$6,105,139	$6,838,009	$198	$200	$52.451	$929.445
2021	N/A	N/A	$8,448,615	$25,394,875	$3,648,473	$11,377,538	$202	$166	$75.714	$703.509

Named Executive Officers, Footnote	The dollar amounts reported in columns (b1) and (b2) represent the amount of total compensation reported for Rick McConnell (“PEO 1”) and John Van Siclen (“PEO 2”) (collectively, our “PEOs”) for each corresponding covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (collectively, our “NEOs”) as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The names of each NEO included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

Fiscal Year
2024	2023	2022	2021
•Jim Benson •Dan Zugelder •Bernd Greifeneder •Matthias Dollentz-Scharer	•Jim Benson •Steve Pace •Bernd Greifeneder •Matthias Dollentz-Scharer •Kevin Burns	•Steve Pace •Bernd Greifeneder •Kevin Burns	•Steve Pace •Bernd Greifeneder •Kevin Burns

Peer Group Issuers, Footnote	The peer group used is the S&P 500 Information Technology index, as used in the performance graph shown in our annual report on Form 10-K for the fiscal year ended March 31, 2024. Total shareholder return is calculated by assuming that a $100 investment was made on the close of trading on March 31, 2020 and reinvesting all dividends until the last day of each reported fiscal year.
Adjustment To PEO Compensation, Footnote	The Compensation Actually Paid to our PEOs reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO 1			2022	2023	2024
	Summary Compensation Table - Total Compensation	(a)	$20,970,696	$14,563,163	$17,279,634
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$20,310,016	$13,234,082	$15,896,813
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$15,900,960	$13,660,362	$16,498,724
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$0	-$1,291,320	-$2,655,180
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$0	-$553,453	$2,745,626
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0
=	Compensation Actually Paid		$16,561,640	$13,144,670	$17,971,992

PEO 2			2021	2022
	Summary Compensation Table - Total Compensation	(a)	$8,448,615	$11,063,656
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$7,120,723	$9,704,469
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$11,890,776	$9,777,960
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$8,827,594	-$376,473
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$3,348,613	$1,873,829
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0
=	Compensation Actually Paid		$25,394,875	$12,634,504

For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with ASC 718 at the end of the relevant fiscal year, other than fair values of equity awards that vested within fiscal 2021, 2022, 2023 and 2024, as applicable, which are valued as of the applicable vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 7,433,349	$ 5,281,405	$ 6,105,139	$ 3,648,473
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,056,184	413,716	6,838,009	11,377,538
Adjustment to Non-PEO NEO Compensation Footnote	The Compensation Actually Paid to our NEOs (excluding PEOs) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

NEO Average			2021	2022	2023	2024
	Summary Compensation Table - Total Compensation	(a)	$3,648,473	$6,105,139	$5,281,405	$7,433,349
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$2,870,577	$5,293,512	$4,646,882	$6,601,718
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$4,793,003	$5,341,140	$2,295,706	$5,770,907
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$4,209,747	-$163,575	-$249,155	$216,797
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0	$0	$521,540
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$1,596,892	$848,817	-$746,053	$715,309
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$1,521,305	$0
=	Compensation Actually Paid		$11,377,538	$6,838,009	$413,716	$8,056,184
For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with ASC 718 at the end of the relevant fiscal year, other than fair values of equity awards that vested within fiscal 2021, 2022, 2023 and 2024. as applicable, which are valued as of the applicable vesting date.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company TSR and Peer Group TSR The following chart illustrates the relationship between our Compensation Actually Paid and TSR.
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income The following chart illustrates the relationship between our Compensation Actually Paid and Net Income.
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Revenue The following chart illustrates the relationship between our Compensation Actually Paid and Revenue.
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Company TSR and Peer Group TSR The following chart illustrates the relationship between our Compensation Actually Paid and TSR.
Total Shareholder Return Amount	$ 195	177	198	202
Peer Group Total Shareholder Return Amount	278	191	200	166
Net Income (Loss)	$ 154,632,000	$ 107,959,000	$ 52,451,000	$ 75,714,000
Company Selected Measure Amount	1,430,530,000	1,158,530,000	929,445,000	703,509,000
Additional 402(v) Disclosure	Total shareholder return is calculated by assuming that a $100 investment was made on the close of trading on March 31, 2020. Our company did not pay any dividends during fiscal years 2021, 2022, 2023, and 2024. The dollar amounts reported represent the amount of net income reflected in our audited financial statements for each covered fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Annual Recurring Revenue or ARR
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income or NGOI
Rick McConnell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 17,279,634	$ 14,563,163	$ 20,970,696
PEO Actually Paid Compensation Amount	$ 17,971,992	$ 13,144,670	$ 16,561,640
PEO Name	Rick McConnell	Rick McConnell	Rick McConnell
John Van Siclen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,063,656	$ 8,448,615
PEO Actually Paid Compensation Amount			$ 12,634,504	$ 25,394,875
PEO Name			John Van Siclen	John Van Siclen
PEO | Rick McConnell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,896,813)	$ (13,234,082)	$ (20,310,016)
PEO | Rick McConnell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,498,724	13,660,362	15,900,960
PEO | Rick McConnell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,655,180)	(1,291,320)	0
PEO | Rick McConnell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Rick McConnell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,745,626	(553,453)	0
PEO | Rick McConnell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | John Van Siclen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,704,469)	$ (7,120,723)
PEO | John Van Siclen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,777,960	11,890,776
PEO | John Van Siclen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(376,473)	8,827,594
PEO | John Van Siclen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | John Van Siclen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,873,829	3,348,613
PEO | John Van Siclen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,601,718)	(4,646,882)	(5,293,512)	(2,870,577)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,770,907	2,295,706	5,341,140	4,793,003
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,797	(249,155)	(163,575)	4,209,747
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	521,540	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	715,309	(746,053)	848,817	1,596,892
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,521,305)	$ 0	$ 0